Contracts with Customers - Timing of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Total	$ 271.9	$ 187.5	$ 505.9	$ 359.5
Over time
Disaggregation of Revenue [Line Items]
Total	264.4	180.2	492.7	347.1
Point in time
Disaggregation of Revenue [Line Items]
Total	$ 7.5	$ 7.3	$ 13.2	$ 12.4